PRO FORMA ADJUSTMENTS	6 Months Ended
Jun. 30, 2015
Pro Forma Adjustments
PRO FORMA ADJUSTMENTS

NOTE —2      PRO FORMA ADJUSTMENTS

The unaudited pro forma condensed combined financial statements have been prepared as if the acquisition was completed on June 30, 2015 for combined balance sheet purpose and for the six months ended June 30, 2015 for combined statement of operations and comprehensive income purpose and reflects the following pro form adjustments:

(a)	To reclassify Greenpro Resources Limited’s common stock to Additional paid-in capital.

Common stock: $0.0001 par value	(2)

Additional paid-in capital	2

(b)	To reflect the issuance of 9,070,000 shares of common stock of Greenpro Capital Corp. for the acquisition of all of the issued and outstanding capital stock of Greenpro Resources Ltd.

Common stock: $0.0001 par value	907

Additional paid-in capital	(907)

(c)	To eliminate the current account balances between Greenpro Capital Corp. and Greenpro Resources Limited and its subsidiaries, Greenpro Holding Limited and Greenpro Financial Consulting Limited.

Amount due from related companies	(88,848)

Amounts due to related companies	88,848